Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Computer Software, Intangible Asset
Components of Intangible Assets

Computer software as of December 31 is summarized as follows:

(in thousands)	2013	2012
Licensed computer software	$417,139	461,217
Software development costs	338,490	303,668
Acquisition technology intangibles	168,336	89,371

Total computer software	923,965	854,256

Less accumulated amortization:
Licensed computer software	224,915	336,521
Software development costs	254,423	232,113
Acquisition technology intangibles	74,854	58,705

Total accumulated amortization	554,192	627,339

Computer software, net	$369,773	226,917

Weighted Average Useful Life

The weighted average useful life for each component of computer software, and in total, as of December 31, 2013, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.7
Software development costs	5.8
Acquisition technology intangibles	6.8

Total	5.9

Estimated Future Amortization Expense

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2013 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2014	$48,293	26,396	19,715
2015	38,847	20,532	16,670
2016	27,964	15,925	15,202
2017	20,312	11,198	13,718
2018	12,805	7,994	11,243

Other intangible assets
Components of Intangible Assets

Significant components of other intangible assets as of December 31 are summarized as follows:

	2013
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(20,261)	$298,339
Customer relationships	167,871	(69,114)	98,757
Trade name	46,561	(6,527)	40,034
Database	28,000	(2,800)	25,200
Covenants-not-to-compete	14,940	(2,887)	12,053
Trade association	10,000	(3,750)	6,250
Favorable lease	875	(89)	786

Total	$586,847	(105,428)	$481,419

	2012
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$167,641	(49,822)	$117,819
Trade association	10,000	(2,750)	7,250
Trade name	2,537	(1,504)	1,033
Channel relationships	1,600	(266)	1,334
Covenants-not-to-compete	3,440	(822)	2,618

Total	$185,218	(55,164)	$130,054

Weighted Average Useful Life

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2013 is as follows:

Weighted Average Amortization Period (Yrs)
Customer relationships	8.2
Trade association	10.0
Trade name	4.9
Channel relationships	8.0
Database	5.0
Favorable Lease	4.9
Covenants-not-to-compete	5.3

Total	7.6

Estimated Future Amortization Expense	Estimated future amortization expense of other intangible assets as of December 31, 2013 for the next five years is:

(in thousands)
2014	$77,218
2015	75,770
2016	75,213
2017	74,822
2018	60,166

Contract Acquisition Costs
Components of Intangible Assets

Significant components of contract acquisition costs as of December 31 are summarized as follows:

(in thousands)	2013	2012
Conversion costs, net	$112,239	85,402
Payments for processing rights, net	72,651	75,865

Total	$184,890	161,267

Weighted Average Useful Life

The weighted average useful life for each component of contract acquisition costs, and in total, as of December 31, 2013 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	12.8
Conversion costs	8.3

Total	11.4

Estimated Future Amortization Expense

Estimated future amortization expense of conversion costs and payments for processing rights as of December 31, 2013 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2014	$20,537	13,925
2015	28,201	13,358
2016	26,036	10,969
2017	20,678	8,917
2018	18,705	7,952